As filed with the Securities and Exchange Commission on April 30, 2019

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check appropriate box or boxes)

ALIGHT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 295-5000

Copy to:

Douglas S. Keith Alight Solutions, LLC 4 Overlook Point Lincolnshire, Illinois 60069	Alan Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alight Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

Series of Alight Series Trust

Prospectus

April 30, [2019]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE

The Alight Money Market Fund (the “Fund”), a series of Alight Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None
Redemption Fee	None
Exchange Fee	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.78%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Expense Reimbursement*	(0.03)%
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	0.85%

*   The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors (“BFA”), the investment adviser to the Treasury Money Market Master Portfolio (the “Portfolio,” which is a series of the Master Investment Portfolio (“MIP”)), into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its management fees for MIP. This arrangement is in effect through the close of business on April 30, [2020] and neither BFA nor MIP can discontinue the agreement prior to May 1, [2020] without the consent of the board of trustees of MIP (the “MIP Board”). Alight Solutions, LLC (“Alight”), the Fund’s administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.85% of the Fund’s average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the “Board of Trustees”) approves its termination.

Example.    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement) in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$278	$485	$1,082

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PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the MIP. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has a similar investment objective and substantially similar investment policies as the Fund and therefore is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”); therefore, the Portfolio seeks to maintain the value of an investment in its interests at $1.00 per interest.

The Portfolio seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Portfolio are payable in U.S. dollars.

The securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 [under the 1940 Act] and other rules of the Securities and Exchange Commission. The Portfolio will only purchase securities that present minimal credit risk as determined by the Portfolio’s investment adviser, BFA, pursuant to guidelines approved by the MIP Board.

MAIN RISKS

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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The following is a summary description of the principal risks of investing in the Fund (and consequently, the Portfolio).

•

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.

•	Income Risk—Income risk is the risk that the Portfolio’s yield will vary as [short-term] securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

•

Interest Rate Risk—Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.

•

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

•

Stable Net Asset Value Risk—The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

•

Treasury Obligations Risk—Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.

•

U.S. Government Obligations Risk—Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•

Variable and Floating Rate Instrument Risk—[Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the] absence of an active market for these securities could make it difficult for the Portfolio to dispose of them [at any given time].

•

When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery settlement securities and forward contracts involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods and shows how the Fund’s returns have compared with a broad measure of market performance. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 2, 2016, the Fund became a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. The performance for periods prior to that date reflects the prior investment strategy utilized by the Fund. That prior strategy permitted the Fund to invest in a wider range of money market securities and instruments, and the Fund was not constrained by the requirement to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. Additionally, effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return
[0.41]% (Q[4 2018])	0.00% (Q3 2014)

AVERAGE ANNUAL TOTAL RETURNS AS OF [12/31/18]

	1 Year		5 Years		10 Years
Fund	[1.19	]%	[0.30	]%	[0.17	]%
I-Money Net Treasury and Repo Institutional Average Index (reflects no deductions for fees or expenses)	[1.53	]%	[0.45	]%	[0.24	]%

To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.

4

MANAGEMENT

Investment Adviser and Administrator.    The Fund does not have an investment adviser. BlackRock Fund Advisors (previously defined as “BFA”) is the investment adviser to the Portfolio, into which the Fund invests. Alight Solutions, LLC (previously defined as “Alight”) is the Fund’s administrator.

PURCHASE AND SALE OF FUND SHARES

Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Fund. However, if shares of the Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder’s account has an aggregate value of less than $5,000. To purchase shares of the Fund, you should contact your financial intermediary or call Alight Financial Solutions, LLC, the Fund’s distributor (the “Distributor”), at 1-800-890-3200.

You may redeem all or a portion of your shares of the Fund on any business day, without any charge by the Fund, by sending a written redemption request to your financial intermediary or to the Distributor, or by calling the Distributor at 1-800-890-3200. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request with the required information.

TAX INFORMATION

The Trust’s distributions generally are taxable to you as ordinary income, unless you are [a tax-exempt investor or are] investing through a [qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code] [of 1986, as amended (the “Code”)] [, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax-advantaged arrangements.]

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INVESTMENT OBJECTIVE, STRATEGIES AND RESTRICTIONS

Investment Objective.    The Fund seeks to provide a high level of income while preserving capital and liquidity.

Investment Strategies.    The Fund is a “feeder” fund that pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has substantially the same investment objective and same investment policies as the Fund.

The Portfolio is a government money market fund managed pursuant to Rule 2a-7 under the 1940 Act.

The Portfolio seeks to achieve its investment objective by investing 99.5% or more of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Portfolio and the Portfolio will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Portfolio may invest in variable and floating rate instruments and transact in instruments on a when-issued, delayed delivery or forward commitment basis. The principal and interest of all securities held by the Portfolio are payable in U.S. dollars. The Portfolio may transfer uninvested cash balances into a single joint account at the Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Pursuant to Rule 2a-7, the Portfolio is subject to a “general liquidity requirement” that requires that the Portfolio hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Portfolio has made to shareholders. To comply with this general liquidity requirement, BFA must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

The Portfolio will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Portfolio) if, immediately following such purchase, more than 5% of the Portfolio’s total assets are invested in illiquid securities.

The Portfolio will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Portfolio will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.

6

The Portfolio seeks to maintain a NAV of $1.00 per share.

The MIP Board has chosen not to subject the Portfolio to liquidity fees or redemption gates due to declines in the Portfolio’s weekly liquid assets.

Types of Investments.    Subject to applicable investment strategies and restrictions, BFA purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. Government Obligations—These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association certificates) or (ii) may be backed solely by, and supported only by the credit of, the issuing or guaranteeing agency or instrumentality itself (as with the Federal National Mortgage Association notes). In the latter case, because the securities are not issued or guaranteed by the U.S. Treasury, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations—U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently by BFA.

Repurchase Agreements—These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio’s ability to sell the collateral is restricted or delayed. For purposes of complying with the Portfolio’s diversification requirements prescribed by Rule 2a-7, the Portfolio’s investment in a repurchase agreement will be deemed to be an investment in the underlying securities so long as, among other criteria, BFA has evaluated the seller’s creditworthiness and the securities collateralizing the repurchase agreement consist of cash items and U.S. Government securities. The Portfolio may transfer uninvested cash balances into a single joint account at the Portfolio’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Floating-Rate and Variable-Rate Obligations—Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

7

Investment Restrictions.    The Fund and the Portfolio are subject to various additional restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions are deemed fundamental policies. Those fundamental policies cannot be changed without the approval of the holders of a majority of the Fund’s or the Portfolio’s outstanding voting securities, as defined in the 1940 Act. See “Investment Restrictions” in the Fund’s SAI.

MAIN RISKS

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a description of certain risks of investing in the Fund (and consequently, the Portfolio).

Principal Risks of Investing in the Fund

•

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•	Income Risk—The Portfolio’s yield will vary as the [short-term] securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

•

Interest Rate Risk—Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.

•

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•

Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

•

Stable Net Asset Value Risk—The Portfolio may not be able to maintain a stable NAV of $1.00 per share at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

8

•

Treasury Obligations Risk—Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.

•

U.S. Government Obligations Risk—Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

•

Variable and Floating Rate Instrument Risk—[Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the] absence of an active market for these securities could make it difficult for the Portfolio to dispose of them [at any given time].

•

When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery settlement securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet is obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Fund.    The Fund may also be subject to certain other [non-principal] risks associated with its investments and investment strategies, including the following:

•

Cyber Security Risk—Failures or breaches of the electronic systems of the Portfolio, BFA and other service providers, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and negatively impact the Portfolio’s business operations, potentially resulting in financial losses to the Portfolio and its shareholders. While the Portfolio has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Portfolio cannot control the cyber security plans and systems of the Portfolio’s service providers or issuers of securities in which the Portfolio invests.

•

Expense Risk—The Portfolio’s expenses are subject to a variety of factors, including fluctuations in its net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Portfolio’s net assets decrease due to market declines or redemptions, the Portfolio’s expenses will increase as a percentage of the Portfolio’s net assets. During periods of high market volatility, these increases in the Portfolio’s expense ratio could be significant.

•

Illiquid Investments Risk—The Portfolio’s illiquid investments may reduce the returns of the Portfolio because it may be difficult to sell the illiquid investments at an advantageous time or price. The Portfolio may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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•

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Portfolio acquires shares of investment companies, including ones affiliated with the Portfolio, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Portfolio is held by an affiliated fund, the ability of the Portfolio itself to hold other investment companies may be limited.

MANAGEMENT ARRANGEMENTS

Board of Trustees.    The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees.

The Portfolio’s Adviser.    BFA serves as the investment adviser of the Portfolio. BFA manages the investment of the Portfolio’s assets and provides the Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the MIP Board and in conformity with Delaware law and the stated policies of the Portfolio.

For its services to the Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.10% of the Portfolio’s average daily net assets. BFA has contractually agreed to waive 0.03% of its management fee. If this waiver were reflected in the fees for the Fund’s shares, the management fees for the Fund would be 0.07%. This arrangement is in effect through April 30, [2020]. BFA and BlackRock Advisors, LLC (“BAL”), the Portfolio’s administrator, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Portfolio to maintain minimum levels of daily net investment income. BFA and BAL may discontinue this waiver and/or reimbursement at any time without notice.

[For the fiscal year ended December 31, 2018, BFA received a management fee, net of any applicable waivers, at an annual rate of 0.07% of average daily net assets of the Portfolio.]

BFA is located at 400 Howard Street, San Francisco, California 94105. BFA is an indirect, wholly-owned subsidiary of BlackRock, Inc. As of March 31, [2019], BFA and its affiliates had approximately $[6.515] trillion in investment company and other portfolio assets under management.

A discussion regarding the basis for the MIP Board’s approval of the investment advisory agreement with BFA is available in the Portfolio’s and the Fund’s semi-annual report to shareholders for the period ended June 30, [2018].

The Fund’s Administrator.    Alight, located at 4 Overlook Point, Lincolnshire, Illinois 60069, provides administration services to the Fund. Services provided in that capacity include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material with respect to the Fund for meetings of the Board of Trustees and meetings of shareholders of the Fund. Alight has contracted with BAL to assist it in performing administrative services on behalf of the Trust relating to its investment in the Portfolio. For the services under this sub-administration agreement, Alight pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

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For Alight’s services, the Trust pays Alight a monthly fee calculated at the annual rate of 0.45% of the Fund shares’ average daily net assets. Alight has contractually agreed to waive or absorb such ordinary operating expenses of the Fund (including any fees or expenses reimbursements payable to Alight or any of its affiliates, but excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.85% of the average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. The Fund has agreed to repay Alight in the amount of the fees waived and the Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. The arrangement will remain in effect unless and until the Board of Trustees approves its termination.

Legal Proceedings.    On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. [In the lawsuit], which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, [the plaintiffs allege] that the Defendants violated Section 36(b) of the [Investment Company] Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. [On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit] seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning [twelve months preceding the start] of the lawsuit [with respect to each of Global Allocation and Equity Dividend] and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the [lawsuit] are without merit[. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they are appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment.]

NET ASSET VALUE

The net asset value per share of the Fund is computed as of 5:00 p.m., Eastern time, on each business day. However, on any day the trading markets for both U.S. Government securities and money market instruments close earlier than 4:00 p.m., Eastern time, net asset value will be computed as of the earlier closing time. Shares will not be priced on days which the markets are closed for trading.

The net asset value per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

Investments in the Portfolio are valued based on a shareholder’s proportionate ownership interest (rounded to the nearest hundredth of a percent) in the Portfolio’s aggregate net assets (i.e., the value of its total assets,

11

including the securities held by the Portfolio plus any cash or other assets, including interest and dividends accrued but not yet received, less total liabilities, including accrued expenses) as next determined after an order is received in proper form by the Portfolio. The value of the Portfolio’s net assets is generally determined as of 5:00 p.m. Eastern time (or, if the Portfolio closes early, at such closing time) on each day that the primary markets for the Portfolio’s portfolio securities are open and the Fedwire Funds Service is open.

In calculating the Portfolio’s NAV, the Portfolio’s investments are valued using the “amortized cost” method of valuation, meaning that the calculation is based on a valuation of the assets held by the Portfolio at cost, with an adjustment for any discount or premium on a security at the time of purchase. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if the security were sold.

The use of amortized cost valuation by the Portfolio, together with the Fund’s policy of declaring daily dividends, is designed to permit the Fund to maintain a net asset value per share of $1.00. However, the Fund does not guarantee that a constant net asset value of $1.00 per share can be maintained.

HOW TO BUY SHARES

Shares of the Fund are available for purchase by individuals and other investors through the Distributor or through securities dealers and other financial intermediaries that have entered into dealer agreements with the Distributor. No sales commissions or other charges are imposed by the Fund when shares are purchased or redeemed.

You should contact your financial intermediary or the Distributor to purchase shares of the Fund or call 1-800-890-3200. If you are not purchasing shares through a financial intermediary, you will need to submit a completed Account Application before purchasing shares.

For additional information on purchasing shares or to request an Account Application, please call 1-800-890-3200.

Minimum Initial and Subsequent Investment Amounts.    Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Fund. However, if shares of the Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder’s account has an aggregate value of less than $5,000. Before the Fund effects a mandatory redemption of shares, you will be notified and given 60 days to increase the amount of your investment in the Fund.

Shareholder Accounts.    The Fund does not issue certificates for shares. Instead, an account is maintained for each shareholder by State Street Bank and Trust Company, the transfer agent for the Fund (the “Transfer Agent”) or by the Distributor as the shareholder servicing agent for the shares of the Fund. Your account will reflect the full and fractional shares that you own. Shareholders are sent confirmations of each transaction in shares and monthly statements showing account balances.

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General Information.    Shares of the Fund may be purchased on any business day. A business day is any day that the primary markets for the Portfolio’s securities are open and the Fedwire Funds Service is open for business. All purchases of shares are effected at the net asset value per share of the Fund next determined after (i) an order with the necessary information is received by the Distributor or your financial intermediary and (ii) federal funds are received by the custodian for the Fund. Normally, purchase orders received prior to 4:00 p.m., Eastern time are effected at the net asset value per share determined as of 5:00 p.m., Eastern time, on that business day. See “Net Asset Value.” Orders received after 4:00 p.m., Eastern time, are effected at the net asset value per share determined on the next business day. On days that the Portfolio calculates its net asset value earlier than 5:00 p.m., Eastern time, the Fund also will calculate its net asset value as of such earlier time. In such cases, orders received prior to 4:00 p.m., Eastern time, will be effected at the net asset value per share determined on the next business day.

Purchase by Federal Funds Wire.    The Fund does not impose any transaction charges; however, wire charges may be imposed by the bank that transmits the wire. Shares of the Fund may be purchased by wiring federal funds to your financial intermediary. Please contact your financial intermediary for the wiring instructions.

Anti-Money Laundering Compliance.    The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above. The Trust has delegated responsibility to the Distributor to operate the Trust’s Customer Identification Program, which has been incorporated into the Trust’s anti-money laundering compliance program.

Trading of Fund Shares.    The Board of Trustees has considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed for maximum liquidity. Because of the Fund’s investment objective and strategies, the Board of Trustees has adopted a policy of not monitoring for frequent purchase and redemption (“frequent trading”) activity in the Fund that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the Fund’s net asset value (“market timing”). The Board of Trustees also has not adopted a policy of monitoring for other frequent trading activity in the Fund. However, frequent trading of Fund shares can adversely affect the Fund’s management and performance.

Liquidity Fees and Redemption Gates.    The Board of Trustees has chosen not to subject the Fund to liquidity fees or redemption gates due to declines in the Fund’s weekly liquid assets.

HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request with the required information as described below.

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Requests to redeem shares of the Fund may be made in writing or by telephone as described below. Redemption proceeds for shares will be paid by check or, if you request, by federal funds wire (minimum wire amount $50,000) to a pre-designated bank account.

You may designate, through your financial intermediary, a bank account to receive redemption payments. You may change this designation at any time by providing written instructions to the Distributor. These instructions must be signed by each person shown on the account registration as an owner of the account, and the signatures must be guaranteed by an eligible guarantor institution as described under “Written Redemption Requests” below. Signature guarantees also may be required for you to change your address on the Fund’s records.

Telephone Redemption Procedures.    You may redeem shares of the Fund through your financial intermediary or by calling the Distributor at 1-800-890-3200. If you call the Distributor, you will be asked to provide the account name and number and the amount of the redemption. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). A telephone redemption request may be made only if the telephone redemption procedure has been selected on the Account Application or if written instructions authorizing telephone redemption have been filed with the Distributor.

The Distributor uses certain reasonable procedures to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund, the Distributor and the Transfer Agent will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Distributor by telephone. In that event, you should either place your redemption request through your financial intermediary or follow the procedures described below for written redemption requests, but send the request by overnight delivery service to your financial intermediary or to the Distributor.

Written Redemption Requests.    You may redeem shares of the Fund by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account registration as an owner of the account. The signature of each person signing the request must be guaranteed by an eligible guarantor institution if the redemption is $5,000 or more.

Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions and savings associations. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). Written redemption requests should be sent to your financial intermediary or to the Distributor.

For additional information on redeeming shares of the Fund, please call 1-800-890-3200.

General Information.    Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request with the required information by the Distributor or its agent. Normally, requests received prior to 4:00 p.m., Eastern time, are effected at the net asset value per share determined as of 5:00 p.m., Eastern time, on that business day. See “Net Asset Value.” Requests received after 4:00 p.m., Eastern time, are

14

effected at the net asset value per share of the Fund determined on the next business day. Redemption proceeds are usually mailed or wired on the business day following the day a redemption is effected. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the 1940 Act. On days that the Portfolio calculates its net asset value earlier than 5:00 p.m., Eastern time, the Fund will also calculate its net asset value as of such earlier time. In such cases, orders received prior to 4:00 p.m., Eastern time, will be effected at the net asset value per share determined on the next business day.

The Fund may pay redemption proceeds by distributing in-kind securities held by the Portfolio, but it will do so only in the unlikely event that the Board of Trustees determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who, during any 90-day period, redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund will not be subject to this procedure.

Under normal and stressed market conditions, the Portfolio typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays dividends from its net investment income (after deduction of expenses) and any realized short-term capital gains. These dividends are declared daily and paid monthly. Distributions of net realized long-term capital gains, if any, are declared and paid annually by the Fund at the end of its fiscal year. All dividends and other distributions are reinvested automatically in full and fractional shares of the Fund at the net asset value per share in effect on the payment date, unless otherwise requested. Shareholders may request that dividends and other distributions be paid by check by sending a written request to the Distributor. Any requests by shareholders of the Fund to change their dividend reinvestment election must be received at least five business days prior to a payment date in order to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased and are entitled to receive any dividends declared through the day before they are redeemed.

To satisfy certain distribution requirements of the Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

TAXES

Taxation of the Fund.    The Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

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Federal Taxation of Shareholders.    Dividend distributions, whether received in cash or reinvested in additional shares of the Fund, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, shareholders of the Fund will also be subject to tax on any capital gains distributions they receive. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates or for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends its shareholders a statement showing the tax status of distributions for the past calendar year.

The redemption of shares of the Fund is a taxable event and, if the Fund is not successful in maintaining a constant net asset value per share, may result in a gain (or loss) for federal income tax purposes, depending on the amount you receive and the cost of your shares.

The Fund is required to withhold a “backup withholding” tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The current backup withholding rate is 24%. Investors are asked to certify in their Account Applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes.    Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on U.S. Government securities held by the Fund or the Portfolio, certain states and localities may allow the character of the Fund’s income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court’s holding extends to all types of repurchase agreements involving U.S. Government securities in which the Portfolio may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. Prospective investors should consult their own tax advisers concerning the federal and state tax consequences of an investment in the Fund.

DISTRIBUTION AND SERVICING ARRANGEMENTS

Distributor.    Alight Financial Solutions, LLC, a broker-dealer affiliated with Alight, serves as the Distributor of the Fund’s shares. The Distributor is located at 4 Overlook Point, Lincolnshire, Illinois 60069.

Shareholder Servicing Arrangements.    The Fund has retained the Distributor to serve as its shareholder servicing agent. In such a capacity, the Distributor is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through the Distributor. As shareholder servicing agent, the Distributor also is responsible for sending communications to shareholders or for arranging for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

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ADDITIONAL INFORMATION

Organization.    The Trust is a Delaware statutory trust organized on July 7, 1998 (formerly known as the “Hewitt Series Trust”). It is registered as an open-end management investment company under the 1940 Act. It is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. The Fund is the sole series of the Trust. It was organized on August 23, 2000 and commenced operations on December 4, 2000 (formerly known as the “Hewitt Money Market Fund.”) As of the date of this Prospectus, the Fund has one class of shares outstanding.

Information Concerning Investment Structure.    The Fund does not have its own investment adviser and does not invest directly in securities. Instead, the Fund operates as a “feeder” fund by investing all of its assets in the Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. The Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Portfolio and, therefore, the Fund.

Feeder funds, including the Fund, bear the Portfolio’s expenses in proportion to the amount of assets a feeder fund invests in the Portfolio. The Board of Trustees believes that the per share expenses of the Fund (including its share of the Portfolio’s expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its assets from the Portfolio at any time and will do so if the Board of Trustees believes it to be in the best interest of the Fund’s shareholders. If the Fund withdraws its investment in the Portfolio, it either will invest directly in securities in accordance with the investment policies described in this Prospectus (which will require the retention of an investment adviser and the approval of an investment advisory agreement by the Board of Trustees and the Fund’s shareholders) or will invest in another pooled investment vehicle that has the same investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in these tables has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The Fund’s annual report is available without charge upon request.

	Year Ended Dec. 31, [2018]			Year Ended Dec. 31, [2017]			Year Ended Dec. 31, [2016]			Year Ended Dec. 31, [2015]			Year Ended Dec. 31, [2014]
NET ASSET VALUE, BEGINNING OF YEAR		$1.00			$1.00			$1.00			$1.00			$1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income		[0.01	]		0.00	(1)		0.00	(1)		0.00	(1)		0.00	(1)
Net realized gain (loss)		0.00	(1)		0.00	(1)		0.00	(1)		0.00	(1)		0.00	(1)

Total from investment operations		[0.01	]		0.00			0.00			0.00			0.00

LESS DISTRIBUTIONS FROM:
Net investment income		([0.01	])		(0.00	)(1)		(0.00	)(1)		(0.00	)(1)		(0.00	)(1)
Net realized gain		(0.00	)(1)		(0.00	)(1)		(0.00	)(1)		(0.00	)(1)		(0.00	)(1)

TOTAL DISTRIBUTIONS		([0.01	])		(0.00)			(0.00)			(0.00)			(0.00)
NET ASSET VALUE, END OF YEAR		$1.00			$1.00			$1.00			$1.00			$1.00

TOTAL RETURN		[1.19	]%		[0.19	]%		[0.06	]%		[0.03	]%		[0.02	]%

Ratios/Supplemental data:
Net assets, end of year (000s)	$	[642,024	]	$	[556,311	]	$	[717,893	]	$	[770,327	]	$	[834,305	]
Ratio of net expenses to average net assets(2),(3)		[0.69	]%		[0.71	]%		[0.40	]%		[0.25	]%		[0.21	]%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(2)		[0.88	]%		[0.93	]%		[0.95	]%		[0.96	]%		[0.97	]%
Ratio of net investment income to average net assets(2),(3)		[1.19	]%		[0.17	]%		[0.05	]%		[0.03	]%		0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses(2)		[1.00	]%		([0.05	])%		([0.50	])%		([0.68	])%		([0.74	])%

(1)	Rounds to less than $0.01 or ($0.01).
(2)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(3)	Ratios for the years ended December 31, [2018,] 2017, 2016, 2015 [and] 2014 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%.

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ADMINISTRATOR

Alight Solutions, LLC

4 Overlook Point

Lincolnshire, Illinois 60069

DISTRIBUTOR

Alight Financial Solutions, LLC

4 Overlook Point

Lincolnshire, Illinois 60069

TRANSFER AGENT

State Street Bank and Trust Company

100 Huntington Avenue

Boston, Massachusetts 02116

CUSTODIAN

State Street Bank and Trust Company

100 Summer Street

Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street Suite 1800

Philadelphia, PA 19103

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the SEC in the Fund’s SAI dated April 30, [2019], which is incorporated herein by reference. The SAI includes a description of the Fund’s policies with respect to the disclosure of portfolio holdings. A copy of the SAI is available without charge by calling 1-800-890-3200 or by writing to the Distributor. Reports and other information about the Fund also are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Fund sends annual and semi-annual reports to its shareholders. These reports contain information regarding the investments of the Portfolio and the investment performance of the Fund and are available without charge from the Distributor. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the Fund’s most recent annual or semi-annual report, please call 1-800-890-3200. A copy of the Prospectus is available at www.alightfinancialsolutions.com, and copies of the SAI and annual and semi-annual reports may be obtained by contacting the Distributor through www.alightfinancialsolutions.com.

Electronic Delivery of Fund Documents. You may elect to receive the Fund’s prospectus, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund’s website (www.alightfinancialsolutions.com). To receive the Fund’s documents electronically, you must have an e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time.

SEC File No. 811-08885

Alight

Money Market

Fund

Prospectus

April 30, [2019]

ALIGHT SERIES TRUST

Alight Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2019

Alight Money Market Fund (the “Fund”) is the sole series of Alight Series Trust (the “Trust”), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund invests all of its assets into the Treasury Money Market Master Portfolio (the “Portfolio”), a series of Master Investment Portfolio (“MIP”). This Statement of Additional Information (“SAI”) contains information about the Fund that supplements the information contained in the Fund’s current Prospectus, dated April 30, 2019. The investment objective and policies of the Fund are described in the Prospectus.

The Fund’s and the Portfolio’s audited financial statements appearing in the Annual Report to shareholders of the Fund, dated December 31, 2018, and the independent registered public accounting firm’s reports thereon are incorporated by reference into this SAI.

This SAI is not a prospectus and should be read in conjunction with the Fund’s Prospectus. A copy of the Prospectus and the Annual Reports of the Fund, which contain the referenced statements, may be obtained without charge by writing Alight Financial Solutions, LLC at 4 Overlook Point, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.

INTRODUCTION

History of the Trust. The Trust is a statutory trust that was organized on July 7, 1998 under the laws of the State of Delaware. The Fund is the sole series of the Trust; it was organized on August 23, 2000 and commenced operations on December 4, 2000. The Trust is registered under the 1940 Act, and the Fund is an open-end management investment company. Prior to July 31, 2017, the Trust was called the Hewitt Series Trust, and the Fund was called the Hewitt Money Market Fund.

Investment Objectives and Policies. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of MIP and has substantially the same investment objective and the same investment restrictions as the Fund. MIP, like the Trust, is registered under the 1940 Act as an open-end management investment company. Each of the Fund and the Portfolio is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act.

The Fund and the Portfolio are each “diversified” funds as defined in the 1940 Act. The Fund’s investment objective is set forth in the Prospectus. The Fund’s investment objective is non-fundamental and can be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval. The investment objective and investment policies of the Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of the Fund will be achieved.

Master/Feeder Structure. The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Board of Trustees believes that under normal circumstances, neither the Fund nor its shareholders will be adversely affected by investing the Fund’s assets in the Portfolio. However, if a mutual fund or other investor redeems its interests from the Portfolio, the economic efficiencies (e.g., spreading fixed expenses over a larger asset base) that the Board of Trustees believes may be available through the Fund’s investment in the Portfolio may not be fully achieved. In addition, although unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

The fundamental policies of the Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio’s outstanding interests. Whenever the Fund, as an interestholder of the Portfolio, is requested to vote on any matter submitted to interestholders of the Portfolio, the Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Portfolio, in proportion to the votes received by the Portfolio from all other interestholders of the Portfolio.

Certain policies of the Portfolio that are non-fundamental may be changed by vote of a majority of the Board of Trustees of MIP (the “MIP Board”) without interestholder approval. If the Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Portfolio. The Fund may redeem its interests from the Portfolio only if the Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or to retain its own investment adviser to manage the Fund’s portfolio in accordance with its investment objective. In the latter case, the Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The Fund and the Portfolio are subject to certain investment restrictions that are fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund or the Portfolio, as defined in the 1940 Act. A “majority of the outstanding voting securities” of the Fund or of the Portfolio means the lesser of (i) 67% of the shares of the Fund or of the

Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio.

Under these fundamental restrictions, neither the Fund nor the Portfolio may:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s or the Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Fund’s or the Portfolio’s total assets, provided that this restriction does not limit the Fund’s or the Portfolio’s (i) investments in securities of other investment companies; (ii) investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (iii) investments in repurchase agreements collateralized by U.S. Government securities;

(2) purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s or the Portfolio’s total assets, more than 5% of the value of the Fund’s or the Portfolio’s total assets would be invested in the securities of such issuer or the Fund’s or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s or the Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in other investment companies; or

(3) borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) make loans to other parties except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s or the Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund or the Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund or the Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund or the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) purchase or sell commodities,

provided that (i) currency will not be deemed to be a commodity for purposes of this restriction; (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options; and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes “concentration” in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The Portfolio may invest in other investment companies that may concentrate their assets in one or more industries. The Portfolio may consider the concentration of such other investment companies in determining compliance with the Portfolio’s concentration policy.

The Portfolio has delegated to BlackRock Fund Advisors (“BFA”) the ability to determine the methodology used by the Portfolio to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. (“BTC”) or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA’s classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows the Fund and the Portfolio to borrow up to one-third of the value of its respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Portfolio has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the order. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of the Fund’s and the Portfolio’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions. Each of the Fund and the Portfolio also are subject to their own respective additional investment restrictions, as set forth below. These restrictions are non-fundamental policies, meaning that they can be changed without shareholder approval by the Board of Trustees or the MIP Board, respectively.

Non-Fundamental Investment Restrictions of the Fund

(1) The Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

(2) The Fund may not purchase interests, leases or limited partnership interests in oil, gas, or other mineral exploration or development programs.

(3) The Fund may not make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund.

(4) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures, and options on futures) or make short sales of securities.

(5) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund’s investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets in the aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

(6) The Fund may not acquire (i) an illiquid security if, immediately after such acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities; (ii) any security other than a Daily Liquid Asset (as defined in Rule 2a-7 under the 1940 Act) if, immediately after such acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets; or (iii) any security other than a Weekly Liquid Asset (as defined in Rule 2a-7) if, immediately after such acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

(7) The Fund may lend securities from its portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of its total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

Non-Fundamental Investment Restrictions of the Portfolio

(1) The Portfolio may not make investments for the purpose of exercising control or management; provided that the Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Portfolio, without regard to the limitations set forth in this paragraph.

(2) The Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

(3) The Portfolio may not invest more than 5% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(4) The Portfolio may lend securities from its portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of its total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) The Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

(6) The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy will not be changed without providing Portfolio shareholders with at least 60 days’ prior notice of any change in the policy.

General. Notwithstanding any other investment policy or restriction (whether or not fundamental), the Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this SAI, as well as those set forth in the Fund’s Prospectus, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Fund.

INVESTMENT POLICIES AND RISKS

General. The following information supplements the description of the investment policies and strategies of the Portfolio as described in the Fund’s Prospectus.

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. To the extent set forth in this SAI, the Fund, through its investment in the Portfolio, may invest in the securities described below to the extent consistent with its status as a government money market fund under Rule 2a-7 under the 1940 Act.

The Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Fund’s assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

The assets of the Portfolio consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC). The dollar-weighted average maturity of the Portfolio Fund may not exceed 60 days and the dollar-weighted average life of the Portfolio may not exceed 120 days. The securities in which the Portfolio invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that the Portfolio’s investment objective will be realized as described in the Prospectus.

The Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.

Commercial Paper and Short-Term Corporate Debt Instruments. The Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Portfolio and the borrower. Both the borrower and the Portfolio have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced. BFA will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold the obligation, it may be subject to additional risk of default.

Asset-Backed Commercial Paper. The Portfolio may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

Floating-Rate and Variable-Rate Obligations. The Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Portfolio may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Portfolio may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Portfolio’s portfolio.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by the Portfolio at an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. When the Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, the Portfolio or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Portfolio to purchase the securities. The Portfolio will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Portfolio will purchase short-term funding agreements only from banks and insurance companies. The Portfolio may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolio may be treated as illiquid.

Illiquid Securities. The Portfolio may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective and investment policies. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Portfolio cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), an open-end BlackRock fund (referred to as a “BlackRock fund” in this subsection), including the Portfolio, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, other BlackRock funds pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, BlackRock funds may lend or borrow money for temporary purposes directly to or from other BlackRock funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending BlackRock fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although the Portfolio may, to the extent permitted by its investment policies, participate in the Interfund Lending Program as borrowers or lenders, it typically will not need to participate as a borrower because the Portfolio is a money market fund and is required to comply with the liquidity provisions of Rule 2a-7 under the 1940 Act.

If a BlackRock fund has outstanding bank borrowings, any Interfund Loans to such BlackRock fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the BlackRock fund, that event of default will automatically (without need for action or notice by the lending BlackRock fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending BlackRock fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing BlackRock fund.

A BlackRock fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the BlackRock fund has a secured loan outstanding from any other lender, including but not limited to another BlackRock fund, the borrowing BlackRock fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing BlackRock fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the BlackRock fund may borrow through the Interfund Lending Program on a secured basis only. A BlackRock fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the BlackRock fund’s investment restrictions.

No BlackRock fund may lend to another BlackRock fund through the Interfund Lending Program if the loan would cause the lending BlackRock fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A BlackRock fund’s Interfund Loans to any one BlackRock fund shall not exceed 5% of the lending BlackRock fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business days’ notice by a lending BlackRock fund and may be repaid on any day by a borrowing BlackRock fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending BlackRock fund and the borrowing BlackRock fund. However, no borrowing or lending activity is without risk. When a BlackRock fund borrows money from another BlackRock fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the borrowing BlackRock fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another BlackRock fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing BlackRock fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending BlackRock fund or force the lending BlackRock fund to borrow or liquidate securities to meet its liquidity needs. No BlackRock fund may borrow more than the amount permitted by its investment restrictions.

Investment Company Securities. The Portfolio may invest in shares of open-end investment companies, including investment companies that are affiliated with the Portfolio and BFA, that invest exclusively in high-quality, short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Portfolio may be used for letter of credit-backed investments.

Loan Participation Agreements. The Portfolio may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Portfolio may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Portfolio to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Portfolio may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Portfolio may be treated as illiquid.

Medium-Term Notes. The Portfolio may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

Mortgage Pass-Through Securities. The Portfolio may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government entities or U.S. Government-sponsored enterprises including: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Portfolio may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Portfolio may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Portfolio may use TBA transactions in several ways. For example, the Portfolio may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Portfolio generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Portfolio may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Portfolio to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Portfolio will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Portfolio to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

Municipal Securities. The Portfolio may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Portfolio may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

The Portfolio will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

Non-U.S. Obligations. The Portfolio may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Participation Interests. The Portfolio may invest in participation interests in any type of security in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio’s participation interest bears to the total principal amount of the underlying securities.

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Portfolio uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Portfolio.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. In accordance with guidance issued by the Staff of the SEC, the Portfolio may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The MIP Board has established and periodically reviews procedures applicable to transactions involving such joint accounts. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Portfolio but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Portfolio may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

The collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement also may include securities that a Portfolio could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Portfolio and otherwise satisfy the credit quality standards set forth in the Portfolio’s Rule 2a-7 procedures.

Repurchase agreements pose certain risks, which are not unique to the Portfolio but are inherent in repurchase agreements. The Portfolio seeks to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Portfolio would retain the status of an unsecured creditor of the counterparty (i.e., the position the Portfolio would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Restricted Securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Securities Lending. The Portfolio may lend portfolio securities to certain borrowers determined to be creditworthy by BFA, including to borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Portfolio if, as a result, the aggregate value of all securities loans of the Portfolio exceeds one-third of the value of the Portfolio’s total assets (including the value of the collateral received). The Portfolio may terminate a loan at any time and obtain the return of the securities loaned. The Portfolio is paid the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Portfolio for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of BFA or in registered money market funds advised by BFA or its affiliates; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Portfolio would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Portfolio’s securities as agreed, the Portfolio may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Portfolio. The Portfolio could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by the Portfolio for securities loaned out by the Portfolio will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Portfolio’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Unrated Investments. If permitted by its investment strategies, the Portfolio may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other investments that are permitted for purchase by the Portfolio, and they are purchased in accordance with the Portfolio’s procedures adopted by the MIP Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced. If a portfolio security ceases to be an eligible security under Rule 2a-7 (e.g., no longer presents minimal credit risks in the determination of BFA), or there is a default with respect to the portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Portfolio shall dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, unless the MIP Board finds that the disposal of such security would not be in the Portfolio’s best interests.

U.S. Government Obligations. The Portfolio may invest in U.S. Government obligations, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Treasury Obligations. U.S. Treasury obligations are direct obligations of the U.S. Government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

DISCLOSURE OF PORTFOLIO INFORMATION

The Fund believes frequent and uniform fair disclosure to the public of information of the portfolio holdings of the Fund is in the best interests of the Fund’s shareholders and potential investors. However, this information is confidential and proprietary until uniform fair disclosure to the public is made. Selective disclosure of such information could have adverse ramifications for the Fund’s shareholders. The Board of Trustees has adopted and implemented a portfolio holdings disclosure policy. The Board of Trustees periodically reviews these policies and procedures to ensure that they adequately protect shareholders. The Board of Trustees shall be updated as needed regarding the Fund’s compliance with these policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Alight Solutions, LLC (“Alight”) and its affiliates.

The President or Secretary of the Fund may authorize disclosure of the portfolio information prior to public disclosure to the Fund’s principal service providers on an as needed basis. In addition to Alight and its affiliates, these service providers include the Fund’s independent registered public accounting firm, legal counsel (Stradley Ronon Stevens & Young, LLP), and financial printer (R.R. Donnelley & Sons, Inc.). While the Fund does not have separate confidentiality agreements with these service providers, and, accordingly, it is possible that the Fund’s portfolio information could become selectively disclosed, the Board of Trustees believes that such disclosure is unlikely given the industry standards that such companies operate under and the Fund’s past experience with these companies. In addition, public knowledge of the companies’ failure to maintain the confidentiality of this information could likely cause severe reputational damage and therefore is unlikely. The Fund also expects that these service providers will not trade based on the information or use the information except as necessary in providing services to the Fund. The Fund’s policies prohibit Alight and the Fund’s other service providers from entering into any agreement to disclose the Fund’s portfolio holdings information in exchange for any form of consideration. These policies apply to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries, other service providers, and rating and ranking organizations. Certain affiliated persons of the Fund, including the trustees, may receive portfolio information prior to public disclosure in connection with preparation for board meetings and other instances necessary for the operation of the Fund.

The Fund currently discloses its portfolio holdings to the public through its filings with the SEC. The Fund files its portfolio holdings with the SEC for each quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the year). Shareholders may obtain the Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov.

In addition, information concerning the Fund’s portfolio holdings is filed on a monthly basis with the SEC on Form N-MFP. That information also is available from the Fund’s website, www.alightfinancialsolutions.com, no later than five business days after the end of each month and will remain available for at least six months thereafter.

After portfolio information has been made public in an SEC filing, it may thereafter be disclosed to anyone and may be used in marketing literature and in communications to shareholders and others.

MANAGEMENT

Trustees and Officers. The Board of Trustees consists of three Trustees, two of whom are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”). The Board of Trustees has the overall responsibility for monitoring and supervising the operations of the Trust. The officers of the Trust are responsible for managing the day-to-day operations of the Trust. The MIP Board has similar responsibilities with respect to the operations of the Portfolio.

Each Trustee serves during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor. Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations and other directorships held during the past five years.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
	Trustee	Since 2019	Chief	1	Director,

Jonathan Sohn (46) 4 Overlook Point Lincolnshire, Illinois 60069			Financial Officer of Ascension Wisconsin (heath care provider network) (2016-Present); formerly, Chief Financial Officer of Wheaton Franciscan Healthcare (2009-2016).		Zoological Society of Milwaukee (2013-Present).

John D. Oliverio (66) 4 Overlook Point Lincolnshire, Illinois 60069	Trustee	Since 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc. (healthcare company) (2000-Present).	1	Director, Wheaton Franciscan Medical Group, (2006-Present); Director, Catholic Theological Union, (2009-Present); Director, Covenant Health System (2011-Present). Formerly, Director, Wheaton Franciscan Ministries, Inc., (1998-2016); Director, United Health System, (1998-2016); Director, Wheaton Franciscan Healthcare-Southeast Wisconsin (2006-2016); Director, Wheaton Franciscan Healthcare Iowa (2009-2016).

INTERESTED TRUSTEE

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Jeremy Fritz (42)* 4 Overlook Point Lincolnshire, Illinois 60069	President and Trustee	Since 2016	Chief Executive Officer, Alight Financial Advisors LLC (2013-Present); Chief Operating Officer, Alight Financial Solutions LLC (2013-Present), Director of Client Services/Branch Manager of Alight Financial Solutions LLC (2006-Present).	1	None.

*	Mr. Fritz is an “interested person” of the Trust because of his affiliation with the distributor of the Fund’s shares, Alight Financial Solutions, LLC (the “Distributor”).

OFFICERS

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Jason Krellner (44) 4 Overlook Point Lincolnshire, Illinois 60069	Secretary	Since 2017	Vice President Legal and Assistant General Counsel at Alight Solutions, LLC (2017-Present); formerly, Assistant General Counsel at Aon Hewitt (2016-2017); Senior Counsel at Aon Hewitt (2011-2016).

Douglas S. Keith (53) 4 Overlook Point Lincolnshire, Illinois 60069	Chief Compliance Officer, Chief Financial Officer, and Treasurer	Since 2013 (Chief Compliance Officer) and 2005 (Chief Financial Officer, and Treasurer)	Chief Financial Officer, Alight Financial Solutions LLC (2006-Present); formerly, Financial Operations Principal, Aon Benfield Securities, Inc. (2010-2017).

Trustee Experience and Qualifications. The Board of Trustees has determined that each Trustee is qualified to serve on the Board of Trustees because of his or her specific attributes, including prior experience, background and skills. The following outlines each Trustee’s qualifications that led to the conclusion that the Trustee should serve on the Board of Trustees:

Jonathan Sohn. Mr. Sohn, a certified public accountant, has more than 10 years of experience as a Chief Financial Officer with healthcare provider networks. Previously, he was a senior manager of an accounting firm. Mr. Sohn holds a degree in accounting from Marquette University and a masters of business administration degree from Northwestern University. He has served on the financial and investment committees of several boards of directors of health care organizations. The Board of Trustees concluded that Mr. Sohn is suitable to act as a Trustee because of his academic background, professional experience, financial expertise and board service.

John D. Oliverio. Mr. Oliverio, a certified public accountant, has more than 25 years of experience with Wheaton Franciscan Healthcare, where he is Chief Executive Officer. Mr. Oliverio holds a BA in business administration from Loyola University in Chicago and a masters of management degree from Northwestern University’s Kellogg Graduate School of Management. He has served on the boards of directors of more than 25 health care organizations and associations. The Board of Trustees concluded that Mr. Oliverio is suitable to act as a Trustee because of his academic background, professional experience and extensive service on numerous boards of directors.

Jeremy Fritz. Mr. Fritz is the Chief Operating Officer of the Distributor. Mr. Fritz graduated from the University of Toledo with a BA in Finance. He is a Chartered Retirement Planning Counselor and holds Financial Industry Regulatory Authority securities licenses Series 4, 6, 7, 24, 53, 63, and 66 licenses. He has nearly 20 years of financial service industry experience, including supervisory responsibilities, customer service delivery, and managing all aspects of advisory and brokerage administration. The Board of Trustees concluded that Mr. Fritz is suitable to act as a Trustee because of his academic background and business experience.

Board Committees. There is one standing committee of the Board of Trustees, which is the Audit Committee. The members of the Audit Committee are Jonathan Sohn and John D. Oliverio, each an Independent Trustee. The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust. During the Trust’s most recently completed fiscal year, the Audit Committee held two meetings.

Board Leadership Structure. The Board of Trustees is composed of three Trustees, two of whom are Independent Trustees. Mr. Fritz, the president of the Fund and the Chief Executive Officer of the Distributor, is considered an “Interested Trustee” because of his affiliation with the Distributor. While there is no lead Independent Trustee, the two Independent Trustees comprise the standing Audit Committee, as described above, and meet regularly outside the presence of Fund management in executive session or with other service providers to the Fund. Each of the three Trustees was appointed to serve on the Board of Trustees because of his experience, skills and qualifications, as noted above in the section “Trustee Experience and Qualifications.”

The Board of Trustees holds regular quarterly meetings and may hold special meetings as necessary between scheduled meetings. The Board of Trustees also conducts annual assessments of its effectiveness and the effectiveness of the Audit Committee. Based on the above, the Board of Trustees has determined that its leadership structure is appropriate given the size of the Fund and the nature of its business. In particular, the Board of Trustees believes that having Independent Trustees constitute a majority of the Board of Trustees allows it to exercise independent judgment, which enhances effective oversight. The Board of Trustees also believes that including an interested person on the Board of Trustees provides it with the perspective of the Fund’s affiliates, which is, in the view of the Board of Trustees, a crucial element in the Trustees’ decision-making process and aids them in serving the best interests of the Fund’s shareholders.

Board Oversight of Risk. Day-to-day risk management with respect to the investments of the Portfolio is the responsibility of BFA, which reports to the MIP Board, as well as the Board of Trustees, on a regular and as-needed basis on the risks to which the Portfolio is subject. Alight, as administrator to the Fund, is responsible for the day-to-day risk management function for all other aspects of the Fund’s operations.

Risk oversight forms part of the Board of Trustees’ general oversight of the Fund. The Board of Trustees is responsible for overseeing the operations of the Fund in accordance with the provisions of the 1940 Act, state law, other applicable laws, and the Fund’s investment objectives and strategies. The Board of Trustees reviews reports from management, the independent registered public accounting firm for the Fund, and its affiliates regarding risks faced by the Fund.

The Board of Trustees has appointed a Chief Compliance Officer (“CCO”), who oversees the implementation and testing of the Fund’s compliance program, reports directly to the Board of Trustees regarding Fund compliance matters, and presents an annual report to the Board of Trustees in accordance with the Fund’s compliance policies and procedures. The CCO also provides to the Board of Trustees updates on the application of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. The CCO also immediately reports to the Board of Trustees as needed in case any problems associated with the Fund’s compliance policies and procedures could expose (or might have the potential to expose) the Fund to risk.

Trustee Interest in the Fund. The Trustees own the following amounts in the Fund as of December 31, 2018:

Name of Trustee	Shares of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jeremy Fritz, Interested Trustee	None	None
Jonathan Sohn, Independent Trustee	None	None
John D. Oliverio, Independent Trustee	None	None

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Fund.

Trustee Interest in Investment Advisers, Distributor or Affiliates. As of December 31, 2018, neither the Independent Trustees nor members of their immediate families own securities beneficially or of record in Alight, BFA or the Distributor, or any of their affiliates.

Compensation. Independent Trustees receive a fee of $8,000 for attendance at each regular quarterly meeting of the Board of Trustees. (Prior to January 2019, each Independent Trustee received $7,500 for attendance at each regular quarterly meeting.) Independent Trustees are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel-related expenses. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it. Trustee compensation for the fiscal year ended December 31, 2018, was as follows:

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Jonathan Sohn, Independent Trustee(1)	$0	$0	$0	$0
Donald S. Hunt, Independent Trustee(2)	$30,000	$0	$0	$30,000
John D. Oliverio, Independent Trustee	$30,000	$0	$0	$30,000
Jeremy Fritz, President and Trustee	$0	$0	$0	$0

(1)	Mr. Sohn did not serve on the Board during the fiscal year ended December 31, 2018, and therefore did not receive any compensation from the Trust during its most recently completed fiscal year.

(2)	Mr. Hunt retired from the Board effective February 27, 2019.

SERVICE PROVIDERS

Adviser to the Portfolio. The Fund is a feeder fund in a master/feeder structure. As a result the Fund invests all of its assets in the Portfolio. BFA, located at 400 Howard Street, San Francisco, California 94105, serves as the adviser to the Portfolio. BFA is an indirect wholly-owned subsidiary of BlackRock Inc. (together with its affiliates, “BlackRock”), and provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the BFA is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities for the Portfolio.

As compensation for services rendered and expenses assumed by BFA, the Portfolio pays BFA a monthly management fee that is computed at the annual rate of 0.10% of the average daily net assets of the Portfolio. Because the Fund is an investor in the Portfolio, shareholders of the Fund indirectly bear this fee. For the fiscal years ended December 31, 2016, 2017 and 2018, the Portfolio paid to BFA the following management fees, net of waivers and/or offsetting credits: $3,536,127, $5,006,968 and $5,947,473, respectively. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive 0.03% of its advisory fees (thereby accepting an advisory fee payment, after waivers, at an annual rate of 0.07%) through the close of business on April 30, 2020 with respect to the Portfolio. For the fiscal years ended December 31, 2016, 2017 and 2018, BFA waived management fees payable by the Portfolio of $1,549,928, $2,189,009 and $2,589,725, respectively. The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit services in connection with the Portfolio are paid directly by the Portfolio. BAL and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Portfolio for such expenses through April 30, 2020. For the fiscal years ended December 31, 2016, 2017 and 2018, BFA provided an offsetting credit of $80,373, $100,720 and $95,219, respectively, against the management fees paid with respect to the Portfolio.

The Advisory Agreement was approved by the MIP Board, including a majority of the Independent Trustees of MIP. It continues in effect from year to year if approved annually by either (i) the MIP Board or (ii) a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act); provided that the continuance also is approved by a majority of the members of the MIP Board who are not “interested persons” of MIP or BFA, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days’ written notice by the MIP Board or by a vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the 1940 Act, the Advisory Agreement provides for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). Additional information regarding the approval of the Advisory Agreement by the MIP Board can be found in the Fund’s and the Portfolio’s semi-annual report for the period ended June 30, 2018.

Distributor of the Fund. Alight Financial Solutions, LLC, 4 Overlook Point, Lincolnshire, Illinois 60069, a broker-dealer affiliated with Alight, serves as the Distributor of the Fund. The Distributor serves as the exclusive distributor of shares of the Fund pursuant to a distribution agreement with the Trust on behalf of the Fund (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Fund are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares.

The Distribution Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days’ written notice and terminates automatically in the event of an “assignment” (as defined in the 1940 Act).

Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

Administrator for the Fund. Alight, located at 4 Overlook Point, Lincolnshire, Illinois 60069, provides administrative services to the Fund pursuant to an administration agreement (the “Administration Agreement”). The Administration Agreement continues in effect from year to year unless terminated by a vote of the Board of Trustees or Alight. The Administration Agreement may be terminated, without penalty, by either party upon 60 days’ written notice. Services provided by Alight pursuant to this agreement include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of the Fund’s regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees relating to the Fund and meetings of their shareholders. For these services, the Trust pays Alight a monthly fee calculated at the annual rate of 0.45% of the Fund shares’ average daily net assets.

Alight has contracted with BlackRock Advisors, LLC (“BAL”), an affiliate of BFA, to assist it in performing administrative services on behalf of the Trust relating to its investment in the Portfolio, pursuant to a sub-

administration agreement. For the services under this sub-administration agreement, Alight pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Custodian. State Street Bank and Trust Company, 100 Summer Street, Boston, Massachusetts 02110, (the “Custodian”) serves as custodian of the Fund and the Portfolio and maintains custody of the securities and similar assets of the Fund and the Portfolio. The Custodian is authorized to hold these assets in securities depositories and to use sub-custodians. Cash held by the Custodian, which may at times be substantial, is insured by the FDIC up to the amount of available insurance coverage limits (presently, $250,000). State Street Bank and Trust Company also maintains the accounting books and records of the Fund and provides sub-administrative services.

Transfer Agent and Dividend-Paying Agent. State Street Bank and Trust Company, 100 Huntington Avenue, Boston, Massachusetts 02116, serves as the transfer agent and dividend-paying agent for the Fund.

Shareholder Servicing Agent. The Fund has retained Alight Financial Solutions LLC, the Fund’s Distributor and an affiliate of Alight, to serve as the shareholder servicing agent pursuant to a shareholder servicing agreement (the “Shareholder Servicing Agreement”). Pursuant to the Shareholder Servicing Agreement, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of the Fund shares’ average daily net assets. The Shareholder Servicing Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act) and may be terminated by either party to the agreement without penalty on not less than 60 days’ written notice.

EXPENSES

All expenses of the Trust and the Fund not assumed expressly by Alight as the administrator of the Fund are paid by the Fund. In addition, as an investor in the Portfolio, the Fund bears a pro rata portion of the expenses of the Portfolio. Expenses that the Fund and the Portfolio bear include, but are not limited to: fees for investment advisory and administration services; fees paid to the shareholder servicing agent; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting; all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of Alight or the Distributor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Fund; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses

(including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

The Administration Agreement requires Alight to absorb expenses (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund’s shares do not exceed annually 0.85% of its average daily net assets, or that the seven-day yield of the Fund does not fall below 0%. Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees.

For the year ended December 31, 2016, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Alight	$539,593
Shareholder servicing fee payable to the Distributor on behalf of the Fund	$1,926,732
Administrative fees payable to Alight on behalf of the Fund	$4,238,810

For the year ended December 31, 2017, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Alight	$433,045
Shareholder servicing fee payable to the Distributor on behalf of the Fund	$1,544,665
Administrative fees payable to Alight on behalf of the Fund	$3,116,743

For the year ended December 31, 2018, the advisory fee payable by the Fund and the fees payable for administrative, distribution and shareholder services were as follows:

The portion of the advisory fee payable by the Portfolio to BFA and the share of the ordinary operating expenses of the Portfolio attributable to the Fund and the fee payable by the Fund to Alight	$413,907
Shareholder servicing fee payable to the Distributor on behalf of the Fund	$1,476,005
Administrative fees payable to Alight on behalf of the Fund	$2,656,809

Portions of the fees payable by shares of the Fund were waived and certain Fund expenses were reimbursed during the periods above to satisfy the limitations on the Fund shares’ operating expenses. For the calendar years ended 2016, 2017 and 2018, the fees waived and expenses reimbursed by Alight totaled $3,969,185, $1,199,738 and $938,529, respectively.

No administrative or shareholder servicing fees paid by the Fund’s shares for the year ended December 31, 2018 were paid to broker-dealers and other financial intermediaries for distribution assistance.

DETERMINATION OF NET ASSET VALUE

Days and Times Net Asset Value Per Share is Computed. The Prospectus describes the days on which the net asset values per share of the Fund are computed for purposes of purchases and redemptions of shares by investors and also sets forth the times as of which such computations are made.

Shares of the Fund may be purchased on any day that the primary markets for the Portfolio’s portfolio securities (i.e. the bond markets) are open and the Fedwire Funds Service is open for business. Currently, the following days are either days on which the primary markets are scheduled to close or the Fedwire Funds Service is scheduled to close: New Year’s Day; Martin Luther King, Jr.’s Birthday (third Monday in January); Presidents’ Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans’ Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day. The holiday schedule is subject to change.

Net asset value generally is computed as of 5:00 p.m., Eastern time. Net asset value may be computed as of the closing time of the U.S. Government securities markets on days when the Securities Industry and Financial Markets Association recommends an early closing of such markets and the Portfolio calculates its net asset value as of such earlier closing time. Early closings may occur the Fridays preceding the following holidays: Martin Luther King, Jr.’s Birthday; Presidents’ Day; Memorial Day; Labor Day; and Columbus Day. Early closings also may occur on the business days preceding the following holidays: Independence Day; Veterans’ Day; Thanksgiving Day; Christmas Day; New Year’s Day, and the Friday following Thanksgiving Day. The holiday schedule is subject to change.

The net asset value of the Fund’s shares is calculated by dividing the value of such Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The value of the Portfolio’s net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Fund are determined. The Fund seeks to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

Amortized Cost Valuation. The Fund and the Portfolio use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund or the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that used a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of the portfolio of the Fund or the Portfolio on a particular day, a prospective investor in the Portfolio or the Fund would be able to obtain a somewhat higher yield than would result from making an investment in the Fund or Portfolio using solely market values, and existing shareholders of the Fund or Portfolio would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Pursuant to Rule 2a-7, the Fund (or to the extent the Fund invests in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days or less, and invest only in those high-quality securities that are determined by the Board of Trustees (or the MIP Board) to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed.

However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features.

Pursuant to Rule 2a-7, the MIP Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the Portfolio’s holdings by the MIP Board at such intervals as the MIP Board deems appropriate, to determine whether the Portfolio’s NAV per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the MIP Board. If such deviation exceeds 1/2 of 1%, the MIP Board will promptly consider what action, if any, will be initiated. In the event the MIP Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the MIP Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

PURCHASE AND REDEMPTION OF SHARES

The procedures to be used in purchasing and redeeming shares of the Fund are set forth in the Prospectus under “How To Buy Shares” and “How To Redeem Shares.” The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

The following table shows the calculation of the offering price of shares of the Fund as of December 31, 2018:

Net Assets	Shares Outstanding	Offering Price
$642,024,270	642,021,244	$1.00

Purchases by Check. Shares of the Fund may be purchased by check as described in the Prospectus. If a check to purchase shares of the Fund does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

Mandatory Redemption of Shares. As described in the Prospectus, shares not held on an omnibus basis by a financial intermediary or the Distributor may be subject to mandatory redemption if the value of the shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.

Suspension of Redemptions. Redemption proceeds normally are paid as described in the Prospectus. The payment of redemption proceeds by the Fund may be postponed for more than seven days or the right of redemption suspended (1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks; (2) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Portfolio is not reasonably practicable or (b) it is not reasonably practicable for the Portfolio to fairly determine the net asset value of shares of the Portfolio; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC may by order permit for your protection; or (6) for any period during which the Portfolio, as part of a necessary liquidation of the Portfolio, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws.

Redemption in Kind. In the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind of securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities normally are valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust and MIP have elected to be governed by Rule 18f-1 under the 1940 Act and therefore is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

PORTFOLIO TRANSACTIONS

Subject to policies established by the MIP Board, BFA primarily is responsible for the execution of the Portfolio’s transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Portfolio’s practices regarding portfolio transactions. Depending on its investment objective, the Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

The Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio. Payments of commissions to brokers who are affiliated persons of the Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

The Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter (“OTC”) markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of the Fund and interests of the Portfolio are redeemable on a daily basis in U.S. dollars, the Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on the Portfolio’s portfolio strategies.

The Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Portfolio will not deal with affiliated persons, including PNC Financial Services Group, Inc., (“PNC”) and its affiliates, in connection with such transactions.

However, an affiliated person of the Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. The Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and the Portfolio. As a result, the portfolio turnover rates of the Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Portfolio’s net asset values or net income.

The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the MIP Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

Portfolio Turnover. Because the Portfolio invests in securities with relatively short-term maturities, the Portfolio expects to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Portfolio since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Portfolio usually will not incur brokerage expenses or excessive transaction costs.

TAXES

It is the policy of the Trust to distribute each fiscal year substantially all of the Fund’s net investment income and net realized capital gains, if any, to shareholders. The Fund has elected and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for such tax treatment the Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currencies, certain related income, or net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code; and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in (x) the securities of any one issuer (other than Government Securities) or two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships. If the Fund should fail to qualify as a regulated investment company under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders.

If the Fund fails to meet the annual gross income test described above, the Fund will nevertheless be considered to have satisfied the test if (i) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the Fund reports the failure pursuant to Treasury Regulations to be adopted, and (ii) the Fund pays an excise tax equal to the excess non-qualifying income. If the Fund fails to meet the asset diversification test described above with respect to any quarter, the Fund will nevertheless be considered to have satisfied the requirements for such quarter if the Fund cures such failure within 6 months and either (i) such failure is de minimis or (ii) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the Fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.

The Portfolio is treated as a partnership for federal income tax purposes and therefore will not be required to pay any federal income taxes, subject to the application of certain partnership audit rules, excise taxes or state income taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to the Fund in proportion to the Fund’s ownership interest in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, the Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Fund, of interest, dividends and gains without a distribution.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute by the end of each calendar year 98% of their ordinary income, determined on a calendar year basis, and 98.2% of their capital gains, determined on an October 31 year end basis, as well as 100% of any ordinary income and capital gains from the prior year that was not previously distributed and on which the Fund paid no federal income tax. The Trust intends to distribute the income and capital gains of the Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Fund declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

If the Fund failed to qualify as a regulated investment company, the Fund would be subject to tax at the corporate income tax rate on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income for an individual shareholder subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund.

Distributions from the Fund’s current or accumulated earnings and profits (“E&P”) will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund’s investment company taxable income, they will be taxable as ordinary income; and if they are paid from the Fund’s net capital gain, they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) It is not likely that the Fund will earn or distribute any net capital gain. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Because the Fund’s dividends and capital gain distributions are derived from interest paying securities rather than dividends paid from stocks, they will not qualify for the corporate dividends-received deduction or for the reduced tax rate applicable to qualified dividend income.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor’s federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if the Fund always successfully maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, depending upon the shareholder’s tax holding period for the shares and subject to the special rules described below. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisors regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, following the year of the loss (limited to an eight-year period in the case of losses realized during taxable years beginning on or before December 22, 2010). To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and as noted above would not be distributed as such to shareholders. However, any losses having an unlimited carryforward period will be required to be utilized prior to the losses having a limited carryforward period. As a result of this ordering rule, capital loss carryforwards having a limited carryforward period may be more likely to expire unused. Additionally, capital losses having an unlimited carryforward period will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such Government Securities and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the “IRS”) all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and make certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of a failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. Investors should consult their tax advisors about the applicability of the backup withholding provisions.

The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

If a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under certain guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income (which includes short-term capital gain) generally is 37%; and (ii) long-term capital gains generally is 20%. In addition, a 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals, trusts and estates, with income exceeding $200,000, or $250,000 for taxpayers married filing jointly. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to long-term capital gains may be impacted by the application of the alternative minimum tax. Trusts and estates will be subject to tax on their undistributed net investment income in excess of a specified amount. Dividends paid by the Fund will constitute investment income of the type subject to this tax.

The current U.S. federal income tax rate applicable to corporations is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in its particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to a withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund. Capital gain distributions, if any, are not subject to the 30% withholding tax. Unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, certain other payments from the Fund will be subject to backup withholding. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

CONFLICTS OF INTEREST

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)) and their directors, officers and employees and of The PNC Financial Services Group, Inc. (which, through a subsidiary, has a significant economic interest in BlackRock, Inc.) and its subsidiaries (each with The PNC Financial Services Group, Inc., an “Entity” and collectively, the “Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Portfolio and its shareholders.

BFA, its Affiliates and the Entities provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Portfolio. BFA, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolio. BFA or one or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, index provider, agent and principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Portfolio may directly or indirectly invest. Thus, it is likely that the

Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. Specifically, the Portfolio may invest in securities of, or engage in other transactions with, companies with which an Affiliate or an Entity has developed or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments or other interests. The Portfolio may also invest in issuances (such as structured notes) by entities for which an Affiliate or an Entity provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Portfolio also may invest in securities of, or engage in other transactions with, companies for which an Affiliate or an Entity provides or may in the future provide research coverage. An Affiliate or Entity may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio, and may receive compensation for such services. The Portfolio may also make brokerage and other payments to Entities in connection with the Portfolio’s portfolio investment transactions. BFA or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to that of the Portfolio and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolio. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Portfolio and BFA, to the extent permitted under the 1940 Act). The trading activities of BFA and these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Portfolio and may result in BFA or an Affiliate or an Entity having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Portfolio.

Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Portfolio may, from time to time, enter into transactions in which BFA or an Affiliate or an Entity or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA, its Affiliates or Entities may adversely impact the Portfolio. Transactions by one or more clients or BFA, its Affiliates or Entities or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio.

The Portfolio’s activities may be limited because of regulatory restrictions applicable to BFA, one or more Affiliates or Entities and/or their internal policies designed to comply with such restrictions.

Under a securities lending program approved by the MIP Board, MIP, on behalf of the Portfolio, has retained BTC, an Affiliate of BFA, to serve as the securities lending agent for the Portfolio to the extent that the Portfolio participates in the securities lending program. For these services, the lending agent will receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or Entities may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of BFA, its Affiliates and Entities and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Portfolio and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ADDITIONAL INFORMATION

Description of the Shares in the Trust. Interests in the Fund are represented by shares of beneficial interest, $0.001 par value. The Trust is authorized to issue an unlimited number of shares and may issue shares in series, with each series representing interests in a separate portfolio of investments (a “series”). As of the date of this SAI, shares representing interests in the Fund constitute the only series of the Trust’s shares outstanding. Shares are fully paid and non-assessable and have no preemptive or conversion rights. The shares may be redeemed by the shareholder or at the option of the Trust as discussed in the Prospectus.

The Board of Trustees has the power to establish additional series of shares, representing interests in additional investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Except for different distribution-related and other specific costs borne by each class of shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust’s shares, on the election of Trustees when that matter is voted upon at a meeting of shareholders. Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by Section 16(c) of the 1940 Act.

Shareholders will also be entitled to vote on certain other matters as required by the 1940 Act or the Trust’s Declaration of Trust. Each share (and fractional share) is entitled to one vote (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund may pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval or may vote in the same percentage as the shareholders of the other investors in the Portfolio.

The Board of Trustees has the power to amend the rights related to shares without the need for shareholder approval where it has determined that it is consistent with the fair and equitable treatment of shareholders and shareholder approval is not otherwise required by applicable law. Notwithstanding the foregoing, shareholder approval shall be required if the amendment would adversely affect to a material degree the rights and preferences of the shares of any series or class or would increase or decrease the par value of the shares of any series or class.

Information Concerning Investment Structure. A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investments in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may not be changed without the approval of investors in the Portfolio. When the Fund is asked to vote on such a change or on other matters concerning the Portfolio, the Fund will hold a shareholders’ meeting or vote its interest in the Portfolio in the same manner as other shareholders of the Portfolio voted.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund also may otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors that have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from Alight or the Distributor.

The Portfolio and MIP. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of MIP, an open-end management investment company that is organized as a Delaware statutory trust. MIP was formed on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP’s property is insufficient to satisfy such liabilities and obligations.

Ownership of the Fund. Set forth below is information with respect to each person who, to the Trust’s knowledge, owned beneficially or of record more than 5% of the Fund’s total outstanding shares and their aggregate ownership of the Fund’s total outstanding shares as of March 31, 2019.

Name and Address	Number of Shares	% of Shares
Pershing LLC(1)	634,130,304	100%
f/b/o Alight Harborside Financial Center III 6th Floor Jersey City, NJ 07311

(1)	Shares are held of record on behalf of customers, and not beneficially.

Trustee and Officer Liability. Under the Declaration of Trust and the By-Laws of the Trust, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act, which prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103, is the independent registered public accounting firm of the Trust. The independent registered public accounting firm is responsible for auditing the financial statements of the Fund annually and reviewing the tax returns of the Fund. PricewaterhouseCoopers LLP also serves as the independent registered public accounting firm of MIP and audits the financial statements of the Portfolio. The selection of the independent registered public accounting firm for the Trust and MIP is approved annually by their respective Audit committees and Boards of Trustees.

Legal Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, serves as counsel to the Trust.

Shareholder Reports. Shareholders of the Fund are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Fund.

Registration Statement. This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

Financial Statements. The Fund’s and the Portfolio’s audited financial statements appearing in the Annual Report to shareholders of the Fund, dated December 31, 2018, and the independent registered public accounting firm’s reports thereon are incorporated by reference into this SAI. The Annual Reports of the Fund, which contain the referenced statements, are available upon request and without charge.

PART C

OTHER INFORMATION

Item 28. Exhibits.

Exhibit Number	Description

(a)	Declaration of Trust dated July 6, 1998.(1)

(b)	By-Laws of Registrant dated July 6, 1998.(1)

(c)(1)	Certificate of Trust dated July 6, 1998.(1)

(c)(2)	Certificate of Designation dated August 23, 2000.(3)

(c)(3)	Certificate of Designation dated February 18, 2005.(5)

(c)(4)	Amendment to Certificate of Trust dated July 26, 2017.(8)

(d)	None.

(e)	Distribution Agreement dated May 1, 2017.(8)

(f)	Not Applicable.

(g)(1)	Custodian Agreement dated September 1, 1998.(2)

(g)(2)	Appendix B to the Custodian Agreement dated May 2, 2002.(4)

(h)(1)	Transfer Agency and Service Agreement dated September 1, 1998.(2)

(h)(2)	Third Party Feeder Fund Agreement.(8)

(h)(3)	Shareholder Servicing Agreement dated May 1, 2017.(8)

(h)(4)	Sub-Administration Agreement dated July 1, 2012.(6)

(h)(5)	Amended and Restated Administration Agreement dated July 1, 2017.(8)

(h)(6)	Blue Sky Agreement dated November 1, 2017.(8)

(i)(1)	Legal Opinion of Morris, Nichols, Arsht & Tunnell LLP.(*)

(j)(1)	Consent of PricewaterhouseCoopers LLP.(*)

(k)	Not Applicable.

(l)	Not Applicable.

(m)	None.

(n)	18f-3 Plan dated May 1, 2005.(5)

(p)(1)	Not Applicable as to the Fund (the Fund is a money market fund).

(p)(2)	Code of Ethics of Master Investment Portfolio.(7)

(p)(2)	Code of Ethics of BlackRock Fund Advisors.(7)

(q)(1)	Powers of Attorney of Messrs. Fritz and Oliverio.(8)

(q)(2)	Power of Attorney of Mr. Sohn.(*)

(q)(3)	Powers of Attorney of Mses. Carter, Chilton, Goldberg, Montgomery and Walton, and Messrs. Bond, Cotty, Fairbairn, Hernandez, Keizer, Opatrny, Perlowski, Platt, Stalnecker and Urish.(9)

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(*) Filed herewith.

(1)	Incorporated by reference to Registrant’s initial filing on Form N-1A, filed July 16, 1998.

(2)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Pre-Effective Amendment No. 1, filed September 4, 1998.

(3)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 3, filed August 31, 2000.

(4)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 7, filed April 20, 2003.

(5)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 9, filed February 28, 2005.

(6)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 21, filed April 30, 2013.

(7)	Incorporated by reference to an exhibit to Post-Effective Amendment No. 48 to the registration statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(8)	Incorporated by reference to Registrant’s previous filing on Form N-1A, Post-Effective Amendment No. 32, filed April 30, 2018.

(9)	Incorporated by reference to an exhibit to Post-Effective Amendment No. 922 to the registration statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 22, 2019.

Item 29. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not consider that there are any control persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption “Management Arrangements” and in the Statement of Additional Information under the caption “Management” is incorporated by reference.

Item 30. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 9 of the Distribution Agreement, Alight Financial Solutions, LLC, as principal underwriter of the Fund, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

Registrant maintains an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as are determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is,

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therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser.

The Fund does not have an investment adviser. The Fund pursues its investment objective by investing its assets in the Treasury Money Market Master Portfolio, a series of Master Investment Portfolio, a registered open-end management company. The investment adviser of the Treasury Money Market Master Portfolio is BlackRock Fund Advisors.

Item 32. Principal Underwriters.

(a)     Not Applicable.

(b)     Officers of the principal underwriter, Alight Financial Solutions, LLC (the “Distributor”):

Name	Positions and Offices with Distributor	Positions and Offices with Fund
Jeremy Fritz	Chief Operating Officer	Trustee and President
Matthew A. Chotkowski	Chief Compliance Officer	None
Douglas S. Keith	Chief Financial Officer	Chief Compliance Officer, Chief Financial Officer and Treasurer

The principal business address of each of the above persons is 4 Overlook Point, Lincolnshire, Illinois 60069.

(c) The Distributor does not receive compensation for its services as principal underwriter, except that it is paid a fee for services rendered in connection with the distribution of shares of the Fund. See “Distribution and Servicing Arrangements” in the Registrant’s prospectus and “Distributor” in the Registrant’s Statement of Additional Information.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the 1940 Act and the rules thereunder are maintained by State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, which serves as Registrant’s custodian and transfer agent, except for records required by paragraph (b)(4) of Rule 31a-1, which will be maintained at the offices of Alight Solutions, LLC, 4 Overlook Point, Lincolnshire, Illinois 60069.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment to its registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 30th day of April, 2019.

Alight Series Trust

By:	/s/ Jeremy Fritz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Jonathan Sohn*	Trustee	April 30, 2019

John D. Oliverio*	Trustee	April 30, 2019

/s/ Jeremy Fritz Jeremy Fritz	Trustee and President (Principal Executive Officer)	April 30, 2019

/s/ Douglas S. Keith Douglas S. Keith	Chief Compliance Officer, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	April 30, 2019

*By:	/s/ Jason Krellner
Jason Krellner

*	As Attorney-in-Fact pursuant to powers of attorney.

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This Registration Statement contains certain disclosures regarding the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Alight Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April, 2019. The Trust is executing this Post-Effective Amendment to the Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Master Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Post-Effective Amendment to the Registration Statement.

MASTER INVESTMENT PORTFOLIO, ON BEHALF OF

TREASURY MONEY MARKET MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

This Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence, on the 30th day of April, 2019. Each of the following persons is signing this Post-Effective Amendment to the Registration Statement of the Registrant only in respect of the disclosures contained herein specifically describing the Master Investment Portfolio and the Treasury Money Market Master Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Post-Effective Amendment to the Registration Statement.

Signature	Title	Date
/s/ John M. Perlowski John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 30, 2019

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	April 30, 2019

Bruce R. Bond*	Trustee

Susan J. Carter*	Trustee

Collette Chilton*	Trustee

Neil A. Cotty*	Trustee

Lena G. Goldberg*	Trustee

Robert M. Hernandez*	Trustee

Henry R. Keizer*	Trustee

Cynthia A. Montgomery*	Trustee

Donald C. Opatrny*	Trustee

Joseph P. Platt*	Trustee

Mark Stalnecker*	Trustee

Kenneth L. Urish*	Trustee

Claire A. Walton*	Trustee

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Robert Fairbairn*	Trustee

*By:	/s/ Benjamin Archibald	April 30, 2019
Benjamin Archibald

*	As Attorney-in-Fact pursuant to powers of attorney.

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INDEX TO EXHIBITS

(i)(1)	Consent of Morris, Nichols, Arsht & Tunnell LLP.

(j)(1)	Consent of PricewaterhouseCoopers LLP.

(q)(2)	Power of Attorney of Mr. Sohn.

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